FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair values and fair value hierarchy of financial instruments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets transfer from Level 1 into 2	€ 0
Financial assets transfer from Level 2 into 1	0
Financial liabilities transfer from Level 1 into 2	0
Financial liabilities transfer from Level 2 into 1	0
Financial assets transfers into Level 3	0
Financial assets transfers out of Level 3	0
Financial Liabilities transfers into Level 3	0
Financial Liabilities transfers out of Level 3	0
Loss on remeasurement of deferred and contingent consideration	440,000	€ 804,000
Gain on remeasurement of employee obligations	3,000	85
Financial liabilities at fair value | Derivative liability
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	471,000	1,320,000
Financial liabilities at fair value | Derivative liability | Level 2
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	471,000	1,320,000
Financial liabilities at fair value | Deferred consideration
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	2,939,000	3,297,000
Financial liabilities at fair value | Deferred consideration | Level 2
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	2,939,000	3,297,000
Financial liabilities at fair value | Other liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	269,000	74,000
Financial liabilities at fair value | Other liabilities | Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	269,000	74,000
Fair value through other comprehensive income | Other liabilities
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	104,000	160,000
Fair value through other comprehensive income | Other liabilities | Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	104,000	160,000
Financial assets at fair value | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	8,796,000	11,287,000
Financial assets at fair value | Cash and cash equivalents | Level 1
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	€ 8,796,000	€ 11,287,000